Relative Strength Managed Volatility Strategy ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 90.4%		Shares	Value
Banking - 6.8%
Bank of America Corp.		19,589	$1,010,596
JPMorgan Chase & Co.		3,264	1,029,564
Wells Fargo & Co.		12,259	1,027,549
			3,067,709

Consumer Staple Products - 6.7%
PepsiCo, Inc.		7,207	1,012,151
Philip Morris International, Inc.		6,266	1,016,345
Procter & Gamble Co.		6,440	989,506
			3,018,002

Financial Services - 11.2%
American Express Co.		2,979	989,505
Blackrock, Inc.		892	1,039,956
Goldman Sachs Group, Inc.		1,266	1,008,179
Morgan Stanley		6,371	1,012,734
S&P Global, Inc.		2,011	978,774
			5,029,148

Health Care - 11.7%
AbbVie, Inc.		4,588	1,062,305
Intuitive Surgical, Inc. (a)		2,346	1,049,202
Johnson & Johnson		5,809	1,077,105
Merck & Co., Inc.		12,474	1,046,943
Thermo Fisher Scientific, Inc.		2,119	1,027,757
			5,263,312

Industrial Products - 7.0%
Caterpillar, Inc.		2,184	1,042,096
General Electric Co.		3,432	1,032,414
RTX Corp.		6,454	1,079,948
			3,154,458

Media - 8.8%
Alphabet, Inc. - Class A		8,079	1,964,005
Meta Platforms, Inc. - Class A		1,296	951,757
Uber Technologies, Inc. (a)		10,753	1,053,471
			3,969,233

Oil & Gas - 4.5%
Chevron Corp.		6,399	993,701
Exxon Mobil Corp.		8,915	1,005,166
			1,998,867

Retail & Wholesale - Discretionary - 4.3%
Amazon.com, Inc. (a)		4,384	962,595
Home Depot, Inc.		2,431	985,017
			1,947,612

Retail & Wholesale - Staples - 2.2%
Costco Wholesale Corp.		1,067	987,647

Software & Technology Services - 13.5%
Accenture PLC - Class A		4,244	1,046,570
Adobe, Inc. (a)		2,769	976,765
Intuit, Inc.		1,493	1,019,585
Microsoft Corp.		1,999	1,035,382
Oracle Corp.		3,411	959,310
Palantir Technologies, Inc. - Class A (a)		5,719	1,043,260
			6,080,872

Technology Hardware & Semiconductors - 11.5%
Advanced Micro Devices, Inc. (a)		6,441	1,042,089
Apple, Inc.		4,279	1,089,562
Broadcom, Inc.		2,942	970,595
NVIDIA Corp.		5,745	1,071,902
QUALCOMM, Inc.		6,105	1,015,628
			5,189,776

Telecommunications - 2.2%
AT&T, Inc.		34,851	984,192
TOTAL COMMON STOCKS (Cost $38,365,503)			40,690,828

EXCHANGE TRADED FUNDS - 9.1%		Shares	Value
SPDR Portfolio Short Term Treasury ETF		140,748	4,126,731
TOTAL EXCHANGE TRADED FUNDS (Cost $4,108,932)			4,126,731

TOTAL INVESTMENTS - 99.5% (Cost $42,474,435)			44,817,559
Money Market Deposit Account - 0.5% (b)			233,696
Liabilities in Excess of Other Assets - (0.0)% (c)			(22,821)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$45,028,434

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025, was 3.95%.

(c)	Represents less than (0.05)% of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Relative Strength Managed Volatility Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$40,690,828	$–	$–	$40,690,828
Exchange Traded Funds	4,126,731	–	–	4,126,731
Total Investments	$44,817,559	$–	$–	$44,817,559

Refer to the Schedule of Investments for further disaggregation of investment categories.